January 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Long-Term U.S. Equity Active ETF | BELT | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
iShares Long-Term U.S. Equity Active ETF
(Formerly BlackRock Long-Term U.S. Equity ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.4%
Howmet Aerospace Inc.	4,043	$511,763
Broadline Retail — 4.1%
Amazon.com Inc.(a)	2,030	482,490
Building Products — 4.2%
Trane Technologies PLC	1,358	492,614
Capital Markets — 5.0%
S&P Global Inc.	1,123	585,543
Electrical Equipment — 2.4%
Vertiv Holdings Co., Class A	2,380	278,508
Financial Services — 7.2%
Mastercard Inc., Class A	1,497	831,479
Health Care Equipment & Supplies — 8.0%
Intuitive Surgical Inc.(a)	898	513,548
Masimo Corp.(a)	2,395	417,281
		930,829
Hotels, Restaurants & Leisure — 3.8%
Chipotle Mexican Grill Inc., Class A(a)	7,493	437,217
Interactive Media & Services — 18.5%
Alphabet Inc., Class C, NVS	4,868	1,000,861
Meta Platforms Inc., Class A	1,669	1,150,241
		2,151,102
Life Sciences Tools & Services — 3.5%
Thermo Fisher Scientific Inc.	673	402,286
Machinery — 3.9%
Ingersoll Rand Inc.	4,794	449,677
Pharmaceuticals — 4.1%
Novo Nordisk A/S, ADR, NVS	5,626	475,116
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 7.5%
Entegris Inc.	3,070	$311,728
Lam Research Corp.	3,738	302,965
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,253	262,278
		876,971
Software — 17.4%
Cadence Design Systems Inc.(a)	1,953	581,252
Microsoft Corp.	3,466	1,438,598
		2,019,850
Specialty Retail — 2.4%
Floor & Decor Holdings Inc., Class A(a)	2,845	284,784
Textiles, Apparel & Luxury Goods — 3.4%
Hermes International SCA, SP ADR	1,423	399,977
Total Long-Term Investments — 99.8% (Cost: $10,979,133)		11,610,206
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(b)(c)	10,000	10,000
Total Short-Term Securities — 0.1% (Cost: $10,000)		10,000
Total Investments — 99.9% (Cost: $10,989,133)		11,620,206
Other Assets Less Liabilities — 0.1%		11,081
Net Assets — 100.0%		$11,631,287

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/17/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	$—	$31 (c)	$—	$(31)	$—	$—	—	$44 (d)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000 (c)	—	—	—	10,000	10,000	628	—
				$(31)	$—	$10,000		$672	$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).
(d)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Long-Term U.S. Equity Active ETF
(Formerly BlackRock Long-Term U.S. Equity ETF)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$11,610,206	$—	$—	$11,610,206
Short-Term Securities
Money Market Funds	10,000	—	—	10,000
	$11,620,206	$—	$—	$11,620,206

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares